Leases - Schedule of Operating Lease Amounts Recognized in the Consolidated Balance Sheet (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Operating Leased Assets [Line Items]
Right-of-use assets	$ 4,363,374	$ 560,607	$ 1,563,916
Weighted average remaining lease term (in years)	1 year 7 months 17 days	1 year 7 months 17 days	1 year 29 days
Weighted average discount rate (%)	5.00%	5.00%	4.88%
Related party
Operating Leased Assets [Line Items]
Operating lease liabilities, current	$ 2,484,415	$ 319,198	$ 0
Operating lease liabilities, non-current	1,755,710	225,574	0
Nonrelated party
Operating Leased Assets [Line Items]
Operating lease liabilities, current	123,249	15,835	1,440,666
Operating lease liabilities, non-current	$ 0	$ 0	$ 123,249